ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 1,351,757		¥ 1,340,756
Current assets:
Cash and cash equivalents	196,900	$ 28,359	246,303		¥ 180,285
Amounts due from related parties	1,823	263	1,847
Prepaid expenses and other current assets	153,867	22,161	156,104
Total current assets	616,527	88,797	682,624
Non-current assets:
Intangible assets, net	94,708		103,394
Total non-current assets	359,668	51,804	325,301
Total assets	976,195	140,601	1,007,925
Current liabilities:
Amounts due to related parties	7,662	1,104	7,662
Accrued and other liabilities	372,821	53,697	367,357
Total current liabilities	838,002	120,697	839,381
Total liabilities	861,174	124,034	865,102
SHAREHOLDERS' EQUITY
Ordinary shares (US$ 0.003 par value; 40,000,000 and 40,000,000 shares authorized, 38,265,177 and 38,699,095 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	726	105	717
Additional paid-in capital	3,453,227	497,368	3,445,408
Accumulated other comprehensive income	5,705	822	5,113
Total shareholders’ equity	116,516	16,782	143,796
Total liabilities and shareholders’ equity	976,195	140,601	1,007,925
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,467	211	8,658	$ 1,246	¥ 166	¥ 202
Amounts due from related parties	183,676	26,456	201,341
Prepaid expenses and other current assets	341	49	160
Total current assets	185,484	26,716	210,159
Non-current assets:
Intangible assets, net	8	1	16
Investment in subsidiaries
Total non-current assets	8	1	16
Total assets	185,492	26,717	210,175
Current liabilities:
Amounts due to related parties	19,605	2,824	14,839
Accrued and other liabilities	49,371	7,111	51,540
Total current liabilities	68,976	9,935	66,379
Total non-current liabilities
Total liabilities	68,976	9,935	66,379
SHAREHOLDERS' EQUITY
Ordinary shares (US$ 0.003 par value; 40,000,000 and 40,000,000 shares authorized, 38,265,177 and 38,699,095 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	726	105	717
Additional paid-in capital	3,453,227	497,368	3,445,408
Accumulated deficit	(3,343,142)	(481,513)	(3,307,442)
Accumulated other comprehensive income	5,705	822	5,113
Total shareholders’ equity	116,516	16,782	143,796
Total liabilities and shareholders’ equity	¥ 185,492	$ 26,717	¥ 210,175